UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07255

                       Oppenheimer International Bond Fund
                       -----------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                      Date of reporting period: 12/31/2007
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                                                           AMOUNT                 VALUE
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--0.0%
------------------------------------------------------------------------------------------------------------------------
Taganka Car Loan Finance plc, Automobile Asset-Backed
Certificates, Series 2006-1A, Cl. C, 8.403%, 11/14/13 1,2
(Cost $1,350,000)                                                                $      1,350,000       $     1,309,500
------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--0.6%
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bills, 3.613%, 2/7/08 3,4 (Cost $58,254,949)                             58,470,000            58,254,949
------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--59.3%
------------------------------------------------------------------------------------------------------------------------
ARGENTINA--0.3%
Argentina (Republic of) Bonds:
5.374%, 8/3/12 2                                                                        5,648,125             4,973,920
7%, 10/3/15                                                                             2,450,000             2,028,600
Series V, 7%, 3/28/11                                                                  18,993,000            17,514,977
Series VII, 7%, 9/12/13                                                                 4,700,000             4,087,172
Series GDP, 0.971%, 12/15/35 2                                                         14,920,000             1,723,260
------------------------------------------------------------------------------------------------------------------------
Neuquen (Province Del) Sr. Sec. Nts., 8.656%, 10/18/14 6                                3,375,000             3,391,875
                                                                                                        ----------------
                                                                                                             33,719,804
------------------------------------------------------------------------------------------------------------------------
AUSTRALIA--3.1%
New South Wales Treasury Corp. Sr. Unsec. Nts., 6%, 10/1/09                           344,630,000 AUD       296,449,727
------------------------------------------------------------------------------------------------------------------------
Queensland Treasury Corp. Unsec. Nts., Series 09G, 6%,
7/14/09                                                                                17,640,000 AUD        15,213,845
                                                                                                        ----------------
                                                                                                            311,663,572
------------------------------------------------------------------------------------------------------------------------
AUSTRIA--0.7%
Austria (Republic of) Unsec. Unsub. Nts., Series E, 4%,
9/15/16                                                                                50,376,000 EUR        71,570,099
------------------------------------------------------------------------------------------------------------------------
BELGIUM--2.4%
Belgium (Kingdom of) Bonds, Series 44, 5%, 3/28/35                                     46,835,000 EUR        70,860,919
------------------------------------------------------------------------------------------------------------------------
Belgium (Kingdom of) Treasury Bills, 4.029%, 9/18/08 5                                121,480,000 EUR       172,274,491
                                                                                                        ----------------
                                                                                                            243,135,410
------------------------------------------------------------------------------------------------------------------------
BRAZIL--1.0%
Brazil (Federal Republic of) Bonds:
6%, 1/17/17                                                                            16,320,000            16,621,920
8%, 1/15/18                                                                            14,015,000            15,717,823
8.75%, 2/4/25                                                                           2,135,000             2,711,450
8.875%, 10/14/19                                                                       28,355,000            35,160,200
10.50%, 7/14/14                                                                        17,650,000            22,503,750
------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Nts., 7.875%, 3/7/15                                       4,000,000             4,526,000
                                                                                                        ----------------
                                                                                                             97,241,143
------------------------------------------------------------------------------------------------------------------------
BULGARIA--0.0%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                                                          1,500,000             1,751,250
8.25%, 1/15/15 6                                                                        1,440,000             1,681,200
                                                                                                        ----------------
                                                                                                              3,432,450
------------------------------------------------------------------------------------------------------------------------
CANADA--3.4%
Canada (Government of) Nts.:
3.75%, 6/1/12                                                                         170,190,000 CAD       170,446,878
4.25%, 12/1/09                                                                        166,650,000 CAD       169,245,836
                                                                                                        ----------------
                                                                                                            339,692,714


                     1 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL
                                                                                           AMOUNT                 VALUE
------------------------------------------------------------------------------------------------------------------------
COLOMBIA--0.6%
Bogota Distrio Capital Sr. Bonds, 9.75%, 7/26/28 6                                 16,413,000,000 COP   $     7,747,375
------------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Bonds:
7.375%, 9/18/37                                                                         3,390,000             3,779,850
10.75%, 1/15/13                                                                        12,180,000            15,011,850
12%, 10/22/15                                                                      19,665,000,000 COP        10,841,574
------------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Nts.:
8.25%, 12/22/14                                                                         6,655,000             7,619,975
11.75%, 3/1/10                                                                      7,228,000,000 COP         3,709,418
------------------------------------------------------------------------------------------------------------------------
EEB International Ltd., Sr. Unsec. Bonds, 8.75%, 10/31/14 1                             6,850,000             7,029,813
                                                                                                        ----------------
                                                                                                             55,739,855
------------------------------------------------------------------------------------------------------------------------
COSTA RICA--0.0%
Costa Rica (Republic of) Unsec. Bonds, 9.995%, 8/1/20                                   2,730,000             3,560,944
------------------------------------------------------------------------------------------------------------------------
DENMARK--0.6%
Denmark (Kingdom of) Bonds:
4%, 11/15/10                                                                           94,055,000 DKK        18,282,898
4%, 11/15/15                                                                           68,475,000 DKK        13,065,244
7%, 11/10/24                                                                           24,835,000 DKK         6,205,347
------------------------------------------------------------------------------------------------------------------------
Denmark (Kingdom of) Nts., 4%, 8/15/08                                                 99,090,000 DKK        19,415,340
                                                                                                        ----------------
                                                                                                             56,968,829
------------------------------------------------------------------------------------------------------------------------
DOMINICAN REPUBLIC--0.0%
Dominican Republic Unsec. Unsub. Bonds, Series REG S, 9.04%,
1/23/18                                                                                 2,705,118             3,077,071
------------------------------------------------------------------------------------------------------------------------
EGYPT--0.1%
Egypt (The Arab Republic of) Unsec. Unsub. Bonds, 8.75%,
7/15/12 6                                                                              54,260,000 EGP        10,040,700
------------------------------------------------------------------------------------------------------------------------
EL SALVADOR--0.1%
El Salvador (Republic of) Bonds:
7.625%, 9/21/34 6                                                                       1,185,000             1,380,525
7.65%, 6/15/35 6                                                                        7,740,000             8,959,050
                                                                                                        ----------------
                                                                                                             10,339,575
------------------------------------------------------------------------------------------------------------------------
FRANCE--5.3%
France (Government of) Obligations Assimilables du Tresor
Bonds:
3.25%, 4/25/16                                                                        178,510,000 EUR       240,842,261
4%, 10/25/38                                                                          153,360,000 EUR       199,834,461
------------------------------------------------------------------------------------------------------------------------
France (Government of) Treasury Bills, 3.933%, 1/17/08 5                               64,315,000 EUR        93,729,757
                                                                                                        ----------------
                                                                                                            534,406,479
------------------------------------------------------------------------------------------------------------------------
GERMANY--9.5%
Germany (Federal Republic of) Bonds:
Series 03, 3.75%, 7/4/13                                                              104,470,000 EUR       149,188,152
Series 05, 4%, 1/4/37                                                                 184,805,000 EUR       244,339,277
Series 07, 4.25%, 7/4/17                                                               50,570,000 EUR        73,492,498
------------------------------------------------------------------------------------------------------------------------
Germany (Federal Republic of) Treasury Bills, Series 0707,
4.062%, 1/16/08 5                                                                     332,275,000 EUR       484,300,675
                                                                                                        ----------------
                                                                                                            951,320,602


                     2 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL
                                                                                           AMOUNT                 VALUE
------------------------------------------------------------------------------------------------------------------------
GHANA--0.1%
Ghana (Republic of) Bonds, 8.50%, 10/4/17 1                                      $      6,100,000       $     6,450,750
------------------------------------------------------------------------------------------------------------------------
GREECE--1.6%
Greece (Republic of) Bonds, 4.60%, 5/20/13                                            108,850,000 EUR       160,710,222
------------------------------------------------------------------------------------------------------------------------
GUATEMALA--0.0%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11 6                                                                         160,000               185,200
10.25%, 11/8/11                                                                         3,710,000             4,294,325
                                                                                                        ----------------
                                                                                                              4,479,525
------------------------------------------------------------------------------------------------------------------------
INDONESIA--0.3%
Indonesia (Republic of) Nts.:
6.75%, 3/10/14 6                                                                       11,305,000            11,714,806
7.25%, 4/20/15 6                                                                        7,450,000             7,897,000
------------------------------------------------------------------------------------------------------------------------
Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35 6                                  6,540,000             7,659,975
                                                                                                        ----------------
                                                                                                             27,271,781
------------------------------------------------------------------------------------------------------------------------
ISRAEL--0.3%
Israel (State of) Bonds, Series 2682, 7.50%, 3/31/14                                  107,990,000 ILS        30,069,446
------------------------------------------------------------------------------------------------------------------------
ITALY--5.0%
Italy (Republic of) Nts., Certificati di Credito del Tesoro,4.40%,
7/1/09 2                                                                              341,800,000 EUR       500,204,016
------------------------------------------------------------------------------------------------------------------------
JAPAN--7.9%
Japan (Government of) Bonds:
2 yr., Series 252, 0.80%, 1/15/09                                                  34,742,000,000 JPY       312,151,606
10 yr., Series 245, 0.90%, 12/20/12                                                16,210,000,000 JPY       144,388,751
10 yr., Series 288, 1.70%, 9/20/17                                                 14,326,000,000 JPY       131,012,131
30 yr., Series 25, 2.30%, 12/20/36                                                 23,332,000,000 JPY       206,762,436
                                                                                                        ----------------
                                                                                                            794,314,924
------------------------------------------------------------------------------------------------------------------------
MALAYSIA--0.5%
Johor Corp. Malaysia (Government of) Bonds, Series P3, 1%,
7/31/12 1                                                                             107,980,000 MYR        38,337,060
------------------------------------------------------------------------------------------------------------------------
Malaysia (Government of) Bonds, Series 2/05, 4.72%, 9/30/15                            39,730,000 MYR        12,536,889
                                                                                                        ----------------
                                                                                                             50,873,949
------------------------------------------------------------------------------------------------------------------------
MEXICO--1.9%
Mexican Cetes Treasury Bills:
Series BI, 7.734%, 10/23/08 5                                                         572,520,000 MXN        49,337,471
Series BI, 7.764%, 8/28/08 5                                                          283,400,000 MXN        24,696,490
------------------------------------------------------------------------------------------------------------------------
Mexican Williams Sr. Nts., 5.488%, 11/15/08 1,2                                           500,000               504,100
------------------------------------------------------------------------------------------------------------------------
United Mexican States Bonds, Series M7, 8%, 12/24/08 2                              1,293,690,000 MXN       118,794,429
                                                                                                        ----------------
                                                                                                            193,332,490
------------------------------------------------------------------------------------------------------------------------
NIGERIA--0.8%
Nigeria (Federal Republic of) Bonds, Series 5Y, 13.50%,9/11/11                        437,980,000 NGN         3,789,140
------------------------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Nts.:
Series 3Y2S, 12.50%, 2/24/09                                                          356,000,000 NGN         3,155,386
Series 3Y7S, 17%, 12/16/08                                                            570,000,000 NGN         5,269,720
------------------------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Promissory Nts., Series RC,
5.092%, 1/5/10                                                                            289,947               252,287


                     3 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                                                           AMOUNT                 VALUE
------------------------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Treasury Bonds:
Series 3Y, 9.23%, 5/25/12                                                           1,224,000,000 NGN   $    10,142,901
Series 5Y, 9.50%, 8/31/12                                                           2,202,000,000 NGN        18,583,461
Series 5Y13, 12.99%, 9/29/11                                                          866,700,000 NGN         8,395,008
Series 7Y, 9.20%, 6/29/14 1                                                           650,000,000 NGN         5,320,187
Series 7Y16, 11.99%, 12/22/13                                                       1,422,500,000 NGN        12,909,881
Series 7YR, 12.74%, 10/27/13                                                        1,050,600,000 NGN         9,846,590
                                                                                                        ----------------
                                                                                                             77,664,561
------------------------------------------------------------------------------------------------------------------------
PANAMA--0.4%
Panama (Republic of) Bonds:
6.70%, 1/26/36                                                                         12,875,000            13,647,500
7.25%, 3/15/15                                                                         15,905,000            17,614,788
8.875%, 9/30/27                                                                         3,255,000             4,239,638
9.375%, 4/1/29                                                                          1,650,000             2,264,625
                                                                                                        ----------------
                                                                                                             37,766,551
------------------------------------------------------------------------------------------------------------------------
PERU--1.8%
Peru (Republic of) Bonds:
7.84%, 8/12/20                                                                         86,585,000 PEN        32,378,400
9.91%, 5/5/15                                                                         128,732,000 PEN        52,035,875
Series 7, 8.60%, 8/12/17                                                              102,145,000 PEN        39,458,191
Series 8-1, 12.25%, 8/10/11                                                           129,465,000 PEN        51,738,930
------------------------------------------------------------------------------------------------------------------------
Peru (Republic of) Sr. Nts., 4.533%, 2/28/16 5                                          1,486,438               947,486
                                                                                                        ----------------
                                                                                                            176,558,882
------------------------------------------------------------------------------------------------------------------------
PHILIPPINES--0.2%
Philippines (Republic of the) Bonds, 8%, 1/15/16                                        2,910,000             3,317,400
------------------------------------------------------------------------------------------------------------------------
Philippines (Republic of the) Unsec. Bonds:
7.75%, 1/14/31                                                                          3,914,000             4,535,348
9%, 2/15/13                                                                            13,985,000            15,995,344
                                                                                                        ----------------
                                                                                                             23,848,092
------------------------------------------------------------------------------------------------------------------------
POLAND--0.4%
Poland (Republic of) Bonds:
Series DS1013, 5%, 10/24/13                                                            79,840,000 PLZ        30,772,489
Series WS0922, 5.75%, 9/23/22                                                          10,000,000 PLZ         4,010,573
                                                                                                        ----------------
                                                                                                             34,783,062
------------------------------------------------------------------------------------------------------------------------
SPAIN--2.3%
Spain (Government of) Bonds, 3.80%, 1/31/17                                            30,885,000 EUR        43,064,210
------------------------------------------------------------------------------------------------------------------------
Spain (Government of) Treasury Bills, 3.999%, 3/20/08 5                               127,830,000 EUR       185,125,716
                                                                                                        ----------------
                                                                                                            228,189,926
------------------------------------------------------------------------------------------------------------------------
THE NETHERLANDS--1.0%
Netherlands (Kingdom of the) Bonds, 5%, 7/15/11                                        68,060,000 EUR       102,144,710
------------------------------------------------------------------------------------------------------------------------
TURKEY--2.2%
Turkey (Republic of) Bonds:
6.75%, 4/3/18                                                                          36,105,000            37,215,229
7%, 9/26/16                                                                            13,755,000            14,614,688
------------------------------------------------------------------------------------------------------------------------
Turkey (Republic of) Nts.:
7.25%, 3/15/15                                                                          8,615,000             9,261,125
16%, 3/7/12 2                                                                         165,125,000 TRY       140,575,012


                     4 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                                                           AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------
17.864%, 8/13/08 5                                                                     28,615,000 TRY   $    22,278,090
                                                                                                        ----------------
                                                                                                            223,944,144
------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM--4.9%
United Kingdom Treasury Bonds:
5.75%, 12/7/09 7                                                                      138,730,000 GBP       282,586,165
6%, 12/7/28 8,9                                                                        87,555,000 GBP       209,865,623
                                                                                                        ----------------
                                                                                                            492,451,788
------------------------------------------------------------------------------------------------------------------------
URUGUAY--0.6%
Uruguay (Oriental Republic of) Bonds:
4.25%, 4/5/27                                                                         248,600,000 UYU        12,049,256
7.625%, 3/21/36                                                                         9,935,000            10,878,825
------------------------------------------------------------------------------------------------------------------------
Uruguay (Oriental Republic of) Unsec. Bonds:
5%, 9/14/18                                                                           403,060,000 UYU        22,200,115
8%, 11/18/22                                                                           10,815,000            12,166,875
                                                                                                        ----------------
                                                                                                             57,295,071
                                                                                                        ----------------
Total Foreign Government Obligations (Cost $5,683,014,622)                                                5,948,263,137
------------------------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS--0.1%
------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International, Export-Import Bank of
Ukraine Loan Participation Nts., 8.40%, 2/9/16                                          5,890,000             5,728,025
------------------------------------------------------------------------------------------------------------------------
Dali Capital plc/Bank of Moscow Loan Participation Nts.,
Series 28, Tranche 1, 7.25%, 11/25/09                                                  72,600,000 RUR         3,000,368
------------------------------------------------------------------------------------------------------------------------
Dali Capital SA (ROSBANK) Loan Participation Nts., Series 23,
Tranche 1, 8%, 9/30/09                                                                 71,200,000 RUR         2,866,762
                                                                                                        ----------------
Total Loan Participations (Cost $11,141,031)                                                                 11,595,155
------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--12.2%
------------------------------------------------------------------------------------------------------------------------
AES Dominicana Energia Finance SA, 11% Sr. Nts., 12/13/15 6                             7,923,000             7,923,000
------------------------------------------------------------------------------------------------------------------------
AES Panama SA, 6.35% Sr. Nts., 12/21/16 6                                               2,225,000             2,199,190
------------------------------------------------------------------------------------------------------------------------
African Development Bank, 9.25% Bonds, 1/18/08                                      1,289,400,000 NGN        11,910,819
------------------------------------------------------------------------------------------------------------------------
Alrosa Finance SA:
8.875% Nts., 11/17/14                                                                   7,010,000             7,553,275
8.875% Nts., 11/17/14 6                                                                10,295,000            11,092,863
------------------------------------------------------------------------------------------------------------------------
AmBev International Finance Co. Ltd., 9.50% Bonds, 7/24/17 6                           27,130,000 BRR        12,988,172
------------------------------------------------------------------------------------------------------------------------
America Movil SAB de CV, 8.46% Sr. Unsec. Unsub. Bonds, 12/18/36                      140,800,000 MXN        12,193,934
------------------------------------------------------------------------------------------------------------------------
Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26 6                              9,949,821            10,123,943
------------------------------------------------------------------------------------------------------------------------
BA Covered Bond Issuer, 4.25% Sec. Nts., 4/5/17                                        34,020,000 EUR        47,488,596
------------------------------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria SA, 4.25% Sec. Bonds, 7/15/14                          32,820,000 EUR        46,563,879
------------------------------------------------------------------------------------------------------------------------
Banco BMG SA, 9.15% Nts., 1/15/16 6                                                     9,710,000             9,870,215
------------------------------------------------------------------------------------------------------------------------
Banco de Credito del Peru, 6.95% Sub. Nts., 11/7/21 2,6                                 2,750,000             2,557,500
------------------------------------------------------------------------------------------------------------------------
Banco Hipotecario SA, 9.75% Sr. Unsec. Nts., 4/27/16 6                                  4,325,000             4,054,688
------------------------------------------------------------------------------------------------------------------------
Banco Invex SA, 25.352% Mtg. Backed Certificates, Series 062U, 3/13/34 2,10            29,866,788 MXN        11,297,032
------------------------------------------------------------------------------------------------------------------------
Bank of Scotland plc:
4.375% Sr. Sec. Nts., 7/13/16                                                         146,715,000 EUR       206,099,577
4.50% Sr. Sec. Nts., 7/13/21                                                           75,890,000 EUR       103,805,082
------------------------------------------------------------------------------------------------------------------------
C10 Capital SPV Ltd., 6.722% Unsec. Perpetual Debs. 6,11                                6,700,000             6,186,653
------------------------------------------------------------------------------------------------------------------------


                     5 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                                                           AMOUNT                 VALUE
------------------------------------------------------------------------------------------------------------------------
Cloverie plc, 9.176% Sec. Nts., Series 2005-93, 12/20/10 2                       $      3,600,000       $     3,884,040
------------------------------------------------------------------------------------------------------------------------
Coriolanus Ltd., 10.62% Sec. Nts., 8/10/10 1                                           16,300,000            15,542,050
------------------------------------------------------------------------------------------------------------------------
Depfa ACS Bank, 3.875% Sec. Nts., 11/14/16                                              8,775,000 EUR        12,073,777
------------------------------------------------------------------------------------------------------------------------
Eirles Two Ltd., 6.482% Sec. Nts., Series 335, 4/30/12 1,2                             10,800,000             9,612,000
------------------------------------------------------------------------------------------------------------------------
Eletropaulo Metropolitana SA, 19.125% Nts., 6/28/10 6                                  13,295,000 BRR         8,405,315
------------------------------------------------------------------------------------------------------------------------
Gaz Capital (Gazprom), 7.288% Sr. Unsec. Bonds, 8/16/37 6                              27,890,000            28,238,625
------------------------------------------------------------------------------------------------------------------------
HSBC Bank plc:
9.751% Sr. Unsec. Nts., 7/8/09 5                                                       30,220,000            30,496,211
11.601% Sr. Unsec. Nts., 1/12/10 5                                                     42,800,000            36,924,416
12.278% Sr. Unsec. Nts., 3/9/09 5                                                      30,220,000            28,741,638
------------------------------------------------------------------------------------------------------------------------
ICICI Bank Ltd.:
6.375% Bonds, 4/30/22 2,6                                                              12,125,000            10,994,368
6.625% Nts., 10/3/12 6                                                                 11,560,000            11,385,444
------------------------------------------------------------------------------------------------------------------------
IIRSA Norte Finance Ltd., 8.75% Sr. Nts., 5/30/24 1                                     9,712,227            11,047,658
------------------------------------------------------------------------------------------------------------------------
Inter-American Development Bank:
6.26% Nts., 12/8/09 2                                                                  11,200,000 BRR         6,276,542
9.891% Nts., 1/25/12 1,2                                                           10,865,571,549 COP         6,380,756
------------------------------------------------------------------------------------------------------------------------
International Bank for Reconstruction & Development (The),
15% Nts., 1/7/10                                                                        3,000,000 TRY         2,556,821
------------------------------------------------------------------------------------------------------------------------
ISA Capital do Brasil SA:
7.875% Sr. Nts., 1/30/12 6                                                              2,225,000             2,275,063
8.80% Sr. Nts., 1/30/17 6                                                               2,780,000             2,870,350
------------------------------------------------------------------------------------------------------------------------
JP Morgan Hipotecaria su Casita, 6.47% Sec. Nts., 8/26/35 1                            41,757,200 MXN         3,765,626
------------------------------------------------------------------------------------------------------------------------
JPMorgan, Red Square Capital Ltd., 9% CDO Nts., 11/20/08 6                            365,000,000 RUR        14,113,712
------------------------------------------------------------------------------------------------------------------------
JPMorgan Hipotecaria su Casita, 20.181% Mtg. Backed
Certificates, Series 06U, 9/25/35 2                                                    26,330,000 MXN         8,124,762
------------------------------------------------------------------------------------------------------------------------
JSC Astana Finance, 9.16% Nts., 3/14/12 1                                              14,000,000            13,142,522
------------------------------------------------------------------------------------------------------------------------
Kuznetski Capital SA/Bank of Moscow, 7.375% Nts., 11/26/10 6                            2,780,000             2,800,850
------------------------------------------------------------------------------------------------------------------------
Majapahit Holding BV:
7.25% Nts., 10/17/11 6                                                                  2,860,000             2,874,300
7.75% Nts., 10/17/16 6                                                                  6,420,000             6,468,150
------------------------------------------------------------------------------------------------------------------------
MHP SA, 10.25% Sr. Sec. Sub. Bonds, 11/30/11 6                                          2,745,000             2,717,550
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley:
6.25% Sr. Nts., 3/23/17 1                                                              26,120,000 PEN         8,146,164
10.09% Sr. Unsec. Nts., 5/3/17 1                                                       49,950,000 BRR        25,600,957
------------------------------------------------------------------------------------------------------------------------
National Gas Co., 6.05% Nts., 1/15/36 6                                                 4,945,000             4,725,699
------------------------------------------------------------------------------------------------------------------------
National Power Corp.:
5.875% Unsec. Unsub. Bonds, 12/19/16                                                  665,100,000 PHP        15,981,099
6.875% Nts., 11/2/16 6                                                                  2,739,000             2,790,493
9.625% Unsec. Bonds, 5/15/28                                                            5,095,000             6,177,688
------------------------------------------------------------------------------------------------------------------------
Nordic Investment Bank, 12.50% Sr. Unsec. Nts., 2/15/09                                 5,000,000 TRY         4,111,544
------------------------------------------------------------------------------------------------------------------------
Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/10 1,12,13                     550,000                    --
------------------------------------------------------------------------------------------------------------------------
Panama Canal Railway Co., 7% Sr. Sec. Nts., 11/1/26 6                                   6,990,000             6,815,250
------------------------------------------------------------------------------------------------------------------------
Petrobras International Finance Co., 5.785% Sr. Unsec. Nts., 3/1/18                    20,900,000            20,900,000
------------------------------------------------------------------------------------------------------------------------


                     6 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                                                           AMOUNT                 VALUE
------------------------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 5.265% Sr. Nts., Cl. A3, 6/15/11 6             $     10,099,794       $     9,992,322
------------------------------------------------------------------------------------------------------------------------
Piazza Vittoria Finance SrL, 6.033% Asset-Backed Nts., 7/20/10 2                       18,069,662 EUR        26,346,299
------------------------------------------------------------------------------------------------------------------------
RSHB Capital SA/OJSC Russian Agricultural Bank, 7.175% Nts., 5/16/13 6                  3,820,000             3,930,016
------------------------------------------------------------------------------------------------------------------------
Salisbury International Investments Ltd., 9.33% Sec. Nts., Series
2006-003, Tranche E, 7/20/11 2                                                          2,400,000             2,434,800
------------------------------------------------------------------------------------------------------------------------
Telefonica del Peru SA, 8% Sr. Unsec. Bonds, 4/11/16 6                                 26,033,700 PEN         9,356,675
------------------------------------------------------------------------------------------------------------------------
Tengizchevroil LLP, 6.124% Nts., 11/15/14 6                                             5,840,000             5,533,400
------------------------------------------------------------------------------------------------------------------------
TGI International Ltd., 9.50% Nts., 10/3/17 6                                          10,640,000            11,172,000
------------------------------------------------------------------------------------------------------------------------
Tiers-BSP, 0%/8.60% Collateralized Trust, Cl. A, 6/15/97 14                             6,065,000             2,942,320
------------------------------------------------------------------------------------------------------------------------
Vitro SAB de CV:
8.625% Sr. Unsec. Unsub. Nts., 2/1/12                                                   2,775,000             2,622,375
9.125% Sr. Unsec. Unsub. Nts., 2/1/17                                                   4,715,000             4,361,375
------------------------------------------------------------------------------------------------------------------------
VTB Capital SA, 6.25% Sr. Nts., 6/30/35 6                                               2,950,000             2,854,125
------------------------------------------------------------------------------------------------------------------------
WM Covered Bond Program:
3.875% Sec. Nts., Series1, 9/27/11                                                     92,440,000 EUR       128,547,462
4 % Sec. Mtg. Nts., Series 2, 9/27/16                                                  90,370,000 EUR       119,720,446
                                                                                                        ----------------
Total Corporate Bonds and Notes (Cost $1,172,191,853)                                                     1,220,683,473
------------------------------------------------------------------------------------------------------------------------
STRUCTURED SECURITIES--15.5%
------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.:
Argentina (Republic of) Credit Linked Nts., 11.673%, 5/22/08 2,4                        9,175,000 ARP         8,342,701
Argentina (Republic of) Credit Linked Nts., 11.265%, 5/18/09 1,2                        7,884,000 ARP         6,765,747
Argentina (Republic of) Unsec. Credit Linked Nts., 9.423%, 4/16/10 1,2,4                9,189,787 ARP         7,760,157
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10                    38,356,000 BRR        21,471,205
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10                    59,878,000 BRR        33,518,949
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10                   100,000,000 BRR        55,978,738
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 14.809%, 1/5/10 5              32,035,902 BRR        14,127,752
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 15.427%, 1/2/09 5              28,074,132 BRR        14,094,479
Colombia (Republic of) Credit Linked Bonds, 11%, 7/27/20                           12,570,000,000 COP         6,516,000
Colombia (Republic of) Credit Linked Nts., Series II, 15%, 4/27/12                  6,942,469,928 COP         3,978,882
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12                     31,110,000,000 COP        17,829,822
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12                     12,430,000,000 COP         7,123,905
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12                     11,705,100,000 COP         6,708,449
Dominican Republic Credit Linked Bonds, 9.85%, 11/10/08 5,15                          116,770,000 DOP         3,211,766
Dominican Republic Credit Linked Nts., 10.086%, 3/20/08 1,5                           118,000,000 DOP         3,243,994
Dominican Republic Credit Linked Nts., 22%, 10/3/11                                   158,100,000 DOP         5,990,057
Dominican Republic Credit Linked Nts., 8.452%, 3/24/08 5                              177,660,000 DOP         5,243,694
Dominican Republic Credit Linked Nts., 9.522%, 5/12/08 5                              106,540,000 DOP         3,096,050


                     7 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                                                           AMOUNT                 VALUE
------------------------------------------------------------------------------------------------------------------------
Dominican Republic Credit Linked Nts., 9.826%, 3/20/08 5                              109,540,000 DOP   $     3,232,288
Dominican Republic Unsec. Credit Linked Nts., 15%, 3/12/12                            289,700,000 DOP         9,417,231
Dominican Republic Unsec. Credit Linked Nts., 9.342%, 8/11/08 5                       244,600,000 DOP         6,922,674
Dominican Republic Unsec. Credit Linked Nts., 9.696%, 3/10/08 5                       196,300,000 DOP         5,813,223
Dominican Republic Unsec. Credit Linked Nts., Series 007, 9.302%, 5/12/08 5           211,900,000 DOP         6,152,925
Egypt (The Arab Republic of) Credit Linked Nts., 7.364%, 1/10/08 1,5                   54,440,000 EGP         9,827,645
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.376%, 2/28/08 1,5            54,300,000 EGP         9,711,267
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.50%, 2/16/08                 34,150,000 EGP         6,685,522
Ghana (Republic of) Credit Linked Nts., 13.50%, 4/2/10                                 15,350,000 GHS        15,927,330
Nigeria (Federal Republic of) Credit Linked Nts., 14.50%, 3/1/11 6                  2,672,000,000 NGN        25,840,892
Nigeria (Federal Republic of) Credit Linked Nts., Series II, 14.50%, 4/4/11 6       2,032,000,000 NGN        19,717,294
Renins Nonlife Ltd. Credit Linked Nts., 12.50%, 5/30/12 1                               5,241,363             5,241,363
Russian Federation Credit Linked Nts., 7.65%, 12/4/08 1,2                              41,690,000 RUR         1,671,762
Ukraine Hryvnia Unsec. Credit Linked Nts., 11.94%, 1/4/10                              13,799,000 UAH         2,927,519
Zambia (Republic of) Credit Linked Nts., 8.833%, 2/21/08 5                         38,315,000,000 ZMK         9,779,972
------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International:
Boryspil Airport Total Return Linked Nts., 10%, 4/19/10 2                              49,215,000 UAH         9,994,543
EES Total Return Linked Nts., 7.10%, 12/12/08 2                                        72,800,000 RUR         3,008,634
Gazprom Total Return Linked Nts., 6.79%, 10/29/09                                     144,790,000 RUR         5,991,494
Gazprom Total Return Linked Nts., Series 002, 6.95%, 8/6/09                           141,750,000 RUR         5,970,332
Indonesia (Republic of) Total Return Linked Nts., 12%, 9/16/11 1                  116,800,000,000 IDR        13,783,518
Lukoil Credit Linked Nts., Series Fbi 105, 7.25%, 11/19/09 1,2                        321,528,000 RUR        13,235,287
Moitk Total Return Linked Nts., 8.966%, 3/26/11 1,2                                   244,714,000 RUR         9,612,727
Moscow (City of) Credit Linked Nts., Series Fbi 101, 10%, 12/31/10 1                  277,800,000 RUR        12,486,734
Moscow (City of) Credit Linked Nts., Series Fbi 98, 11%, 4/23/09 6                    280,840,000 RUR        12,329,082
Orenburgskaya IZHK Total Return Linked Nts., 9.24%, 2/21/12 1,2                        64,940,000 RUR         2,524,367
Ukraine (Republic of) Credit Linked Nts., Series EMG 13, 11.94%, 12/30/09              30,400,000 UAH         6,766,739
Vietnam Shipping Industry Group Total Return Linked Nts., 10.50%, 1/19/17 1        85,958,000,000 VND         5,313,172
------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc., (Nassau Branch), Russian Oreniz
Credit Linked Nts., Series 009, 9.24%, 2/21/12 1,2                                     75,000,000 RUR         2,915,422
------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (Nassau Branch):
Russian Specialized Construction and Installation
Administration Credit Linked Nts., 8.59%, 5/20/10 1,2                                  64,600,000 RUR         2,524,367
Ukraine (Republic of) Credit Linked Nts., Series EMG 11, 11.94%, 12/30/09               9,163,000 UAH         2,039,593


                     8 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                                                           AMOUNT                 VALUE
------------------------------------------------------------------------------------------------------------------------
Ukraine (Republic of) Credit Linked Nts., Series NPC 12, 11.94%, 12/30/09 6            65,490,000 UAH   $    14,577,426
------------------------------------------------------------------------------------------------------------------------
Credit Suisse Group, Russian Moscoblgaz Finance Total Return
Linked Nts., 9.25%, 6/24/12 1                                                          64,500,000 RUR         2,520,459
------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Argentina (Republic of) Credit Linked Nts., 11.673%, 12/21/11 1,4                      35,580,000 ARP        28,915,810
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de
Mexico SA de CV Credit Linked Nts., 9.09%, 1/5/11 1                                    98,803,218 MXN         9,101,071
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de
Mexico SA de CV Credit Linked Nts., 9.65%, 1/5/11 1                                    65,227,872 MXN         6,008,342
Brazil Real Credit Linked Nts., 13.882%, 3/3/10 5                                      61,128,560 BRR        26,584,310
Brazil Real Credit Linked Nts., 6%, 8/18/10                                            15,895,000 BRR        14,521,074
Colombia (Republic of) Credit Linked Nts., 13.50%, 9/15/14                         13,259,000,000 COP         7,548,366
Colombia (Republic of) Total Return Linked Bonds, Series 002, 11%, 7/28/20         24,620,000,000 COP        12,784,466
Compania Total Return Linked Nts., 4.454%, 7/22/10                                      7,519,235 EUR        11,081,872
Egypt (The Arab Republic of) Credit Linked Nts., 9.381%, 2/5/08 1,5                    36,510,000 EGP         6,545,528
Egypt (The Arab Republic of) Total Return Linked Nts., 7.725%, 9/16/08 5               74,375,000 EGP        12,723,490
European Investment Bank, Russian Federation Credit Linked
Nts., 5.502%, 1/19/10 1,5                                                               8,475,000             7,362,233
Grupo TMM SA Credit Linked Nts., 6%, 9/7/12 1                                           4,860,463             4,884,765
Halyk Bank of Kazakhstan Total Return Linked Nts., Series I, 7.25%, 3/20/09         2,003,690,000 KZT        15,630,376
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/22/15                             10,300,162            10,174,706
Indonesia (Republic of) Credit Linked Nts., Series III, 14.25%, 6/22/13                12,412,800            15,038,480
Nigeria (Federal Republic of) Credit Linked Nts., 12.50%, 2/24/09 1                   525,300,000 NGN         4,762,898
Nigeria (Federal Republic of) Credit Linked Nts., 15%, 1/27/09 1                      704,900,000 NGN         6,652,008
Opic Reforma Credit Linked Nts., 9.205%, 10/3/15 1,4                                   27,100,000 MXN         2,483,846
Peru (Republic of) Credit Linked Nts., 6.659%, 2/20/11 2                                3,255,000             3,300,786
Russian Federation Credit Linked Nts., 0%, 12/2/09 5                                  233,573,000 RUR         9,890,941
Russian Federation Credit Linked Nts., 6.942%, 2/22/08 5                              161,200,000 RUR         6,506,902
Russian Federation Credit Linked Nts., 7.176%, 2/21/08 5                               78,000,000 RUR         3,147,639
Russian Federation Total Return Linked Nts., Series II, 9%, 4/22/11                   288,935,000 RUR        12,762,606
Russian Railways Total Return Linked Bonds, 6.67%, 1/26/09 2                          146,720,000 RUR         6,003,519
Ukraine (Republic of) 5 yr. Credit Linked Nts., 4.05%, 8/25/10                          2,505,000             2,541,022
Ukraine (Republic of) 5.5 yr. Credit Linked Nts., 4.05%, 2/25/11                        2,505,000             2,530,301
Ukraine (Republic of) 6 yr. Credit Linked Nts., 4.05%, 8/25/11                          2,505,000             2,517,500
Ukraine (Republic of) 6.5 yr. Credit Linked Nts., 4.05%, 2/27/12                        2,505,000             2,505,726
Ukraine (Republic of) 7 yr. Credit Linked Nts., 4.05%, 8/28/12                          2,505,000             2,496,283
Ukraine (Republic of) Credit Linked Nts., 10.208%, 7/1/09                              18,508,800 UAH         3,923,866
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09                              3,228,000 UAH           722,561
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09                             11,438,000 UAH         2,560,300
Ukraine (Republic of) Credit Linked Nts., 9.60%, 7/1/09                                 5,302,400 UAH         1,124,109
United Mexican States Credit Linked Nts., 9.52%, 1/5/11 1                              65,202,499 MXN         6,006,004


                     9 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                                                           AMOUNT                 VALUE
------------------------------------------------------------------------------------------------------------------------
Videocon International Ltd. Credit Linked Nts., 6.26%, 12/29/09                  $      7,300,000       $     7,314,746
------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG Singapore, Vietnam Shipping Industry Group Total
Return Linked Nts., 9%, 4/20/17 1                                                 216,800,000,000 VND        12,454,511
------------------------------------------------------------------------------------------------------------------------
Dresdner Bank AG, Lukoil Credit Linked Nts., Series 3, 7.04%,
12/8/11 2,6                                                                           213,030,000 RUR         9,355,747
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs & Co., Turkey (Republic of) Credit Linked Nts.,
14.802%, 3/29/17 5,6                                                                  129,050,000 TRY        26,833,382
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital Markets LP, Colombia (Republic of) Credit
Linked Nts., 10.476%, 2/8/37 5,6                                                  376,977,600,000 COP         7,154,728
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs International, Russian Federation Total Return
Linked Nts., 8%, 5/13/09 2                                                            573,900,000 RUR        23,487,099
------------------------------------------------------------------------------------------------------------------------
Hallertau SPC 2007-01, Philippines (Republic of) Credit Linked Nts.,
12/20/17 1,2,15                                                                        45,030,000            44,665,257
------------------------------------------------------------------------------------------------------------------------
ING Bank NV, Ukraine (Republic of) Credit Linked Nts., Series
725, 11.89%, 12/30/09 1                                                                64,285,000 UAH        14,213,859
------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:
Argentina (Republic of) Credit Linked Nts., 11.625%,
12/19/11 1,2,4                                                                         36,445,000 ARP        28,406,274
Brazil (Federal Republic of) Credit Linked Nts., 13.847%, 4/1/10 5,6                  129,150,391 BRR        55,893,641
Brazil (Federal Republic of) Credit Linked Nts., 14.35%, 2/20/12 1                     34,060,000 BRR        18,343,099
Brazil (Federal Republic of) Credit Linked Nts., 15.326%, 1/2/15 5                    115,066,796 BRR        27,104,501
Brazil (Federal Republic of) Credit Linked Nts., 2.731%, 11/30/12 5,6                  35,605,000 ARP        10,114,081
Brazil (Federal Republic of) Credit Linked Nts., 6%, 5/16/45 1                         11,130,000 BRR         9,836,776
Colombia (Republic of) Credit Linked Bonds, 10.19%, 1/5/16 5,6                    153,800,000,000 COP        31,712,676
Colombia (Republic of) Credit Linked Bonds, 10.218%, 10/31/16 1,5                  90,697,000,000 COP        17,033,778
Colombia (Republic of) Credit Linked Bonds, Series A, 10.218%,
10/31/16 1,5                                                                       90,312,000,000 COP        16,961,471
Peru (Republic of) Credit Linked Nts., 8.115%, 9/2/15 5,6                              40,860,000 PEN         7,615,933
Swaziland (Kingdom of) Credit Linked Nts., 7.25%, 6/20/10 6                             3,850,000             3,804,570
------------------------------------------------------------------------------------------------------------------------
Lehman Brothers International, Romania (Republic of) Total Return
Linked Nts., 7.90%, 2/9/10                                                             10,726,400 RON         4,589,117
------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.:
Argentina (Republic of) Credit Linked Nts., 9.655%, 12/20/15 6                         20,000,000            19,696,000
CMS 10 yr. Curve Credit Linked Nts., 6%, 2/5/17                                       130,660,000           141,387,186
Romania (Republic of) Total Return Linked Nts., 6.50%, 3/9/10                          30,904,100 RON        12,659,699
Romania (Republic of) Total Return Linked Nts., 6.75%, 3/11/08                         36,650,000 RON        15,566,365
Romania (Republic of) Total Return Linked Nts., 7.25%, 4/19/10                          3,105,000 RON         1,285,244
Romania (Republic of) Total Return Linked Nts., 7.75%, 4/21/08                          3,101,000 RON         1,318,362
Romania (Republic of) Total Return Linked Nts., 7.75%, 4/21/08                          7,453,000 RON         3,168,615


                    10 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                                                           AMOUNT                 VALUE
------------------------------------------------------------------------------------------------------------------------
Romania (Republic of) Total Return Linked Nts., 7.90%, 2/12/08                         24,895,500 RON   $    10,758,299
------------------------------------------------------------------------------------------------------------------------
Merrill Lynch:
Colombia (Republic of) Credit Linked Nts., 10%, 11/17/16 1                         13,289,000,000 COP         6,032,732
Renaissance Capital International Services Ltd. Total Return
Linked Nts., 10.50%, 10/7/08 1                                                        414,000,000 RUR        16,347,232
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, Russian Federation Total Return Linked Securities,
Series 007, Cl. VR, 5%, 8/22/34                                                       504,577,353 RUR        17,058,674
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley & Co. International Ltd./Red Arrow
International Leasing plc:
Total Return Linked Nts., Series A, 8.375%, 6/30/12 1                                 208,171,301 RUR         8,475,406
Total Return Linked Nts., Series B, 11%, 6/30/12 1                                    152,616,630 RUR         6,447,754
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc.:
Bank Center Credit Total Return Linked Nts., 7.52%, 6/6/08                          3,273,000,000 KZT        26,143,454
Brazil (Federal Republic of) Linked Nts., 12.551%, 1/5/22 5,6                         173,500,000 BRR        16,514,503
Brazil (Federal Republic of) Sr. Linked Nts., 14.40%, 8/4/16 1                         56,967,568 BRR        42,128,086
Brazil (Federal Republic of) Total Return Nts., 8/2/10                                 28,719,441 BRR        12,500,350
Ukraine (Republic of) Credit Linked Nts., 6.653%, 10/15/17 2,6                         17,600,000            17,362,400
United Mexican States Credit Linked Nts., 5.64%, 11/20/15 6                            11,760,000            12,069,876
WTI Trading Ltd. Total Return Linked Nts., Series A, 13.50%, 2/9/09 1                  10,900,000            10,464,000
WTI Trading Ltd. Total Return Linked Nts., Series B, 13.50%, 2/9/09 1                  14,550,000            13,968,000
------------------------------------------------------------------------------------------------------------------------
UBS AG, Ghana (Republic of) Credit Linked Nts., 14.47%, 12/28/11 1                      7,369,232 GHS         8,153,593
                                                                                                        ----------------
Total Structured Securities (Cost $1,358,664,870)                                                         1,557,209,932

                                               EXPIRATION      STRIKE
                                                     DATE       PRICE        CONTRACTS
----------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.2%
----------------------------------------------------------------------------------------------------
Euro (EUR) Call 12                                1/15/08   $    1.46      333,400,000    3,507,601
----------------------------------------------------------------------------------------------------
Gold Precious Metal Call 1,12                      1/3/08         796           98,080    3,790,792
----------------------------------------------------------------------------------------------------
Gold Precious Metal Call 1,12                      1/4/08         796           98,080    3,810,330
----------------------------------------------------------------------------------------------------
Gold Precious Metal Call 1,12                      1/7/08         796           98,080    3,873,258
----------------------------------------------------------------------------------------------------
Japanese Yen (JPY) Put 12                         2/12/08      112.35   30,701,000,000    3,702,234
----------------------------------------------------------------------------------------------------
U.S. Treasury Nts. 4.25%,
11/15/17 Put 12                                   1/14/08     100.563      490,400,000    1,781,525
                                                                                         -----------
Total Options Purchased (Cost $20,100,146)                                               20,465,740

                                                                                           SHARES
------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES--8.8%
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.03% 16,17
(Cost $888,759,890)                                                                   888,759,890           888,759,890


                    11 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                                  VALUE
------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $9,193,477,361)                                            96.7%        9,706,541,776
------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                               3.3           330,467,306

                                                                                            ----------------------------
NET ASSETS                                                                                  100.0%      $10,037,009,082
                                                                                            ============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARP   Argentine Peso
AUD   Australian Dollar
BRR   Brazilian Real
CAD   Canadian Dollar
COP   Colombian Peso
DKK   Danish Krone
DOP   Dominican Republic Peso
EGP   Egyptian Pounds
EUR   Euro
GBP   British Pound Sterling
GHS   Ghana Cedi
IDR   Indonesia Rupiah
ILS   Israeli Shekel
JPY   Japanese Yen
KZT   Kazakhstan Tenge
MXN   Mexican Nuevo Peso
MYR   Malaysian Ringgit
NGN   Nigeria Naira
PEN   Peruvian New Sol
PHP   Philippines Peso
PLZ   Polish Zloty
RON   New Romanian Leu
RUR   Russian Ruble
TRY   New Turkish Lira
UAH   Ukraine Hryvnia
UYU   Uruguay Peso
VND   Vietnam Dong
ZMK   Zambian Kwacha

1. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of December 31, 2007 was $629,455,844, which represents 6.27% of the Fund's net assets, of which $2,483,846 is considered restricted. See accompanying Notes. Information concerning restricted securities is as follows:

                                                ACQUISITION                                   UNREALIZED
SECURITY                                               DATE           COST          VALUE   DEPRECIATION
---------------------------------------------------------------------------------------------------------
Deutsche Bank AG, Opic Reforma Credit Linked
Nts., 9.205%, 10/3/15                              12/28/07   $  2,490,580   $  2,483,846   $      6,734

2. Represents the current interest rate for a variable or increasing rate security.

3. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $58,254,949. See accompanying Notes.

4. Represents the current interest rate on a security whose interest rate is linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. See accompanying Notes.

5. Zero coupon bond reflects effective yield on the date of purchase.

6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $568,559,868 or 5.66% of the Fund's net assets as of December 31, 2007.

7. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See accompanying Notes.

8. A sufficient amount of liquid assets has been designated to cover outstanding written put options.

9. A sufficient amount of liquid assets has been designated to cover outstanding written call options.

10. Denotes an inflation-indexed security: coupon and principal are indexed to the consumer price index.


                    12 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

11. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

12. Non-income producing security.

13. Issue is in default. See accompanying Notes.

14. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

15. When-issued security or delayed delivery to be delivered and settled after December 31, 2007. See accompanying Notes.

16. Rate shown is the 7-day yield as of December 31, 2007.

17. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                              SHARES           GROSS            GROSS              SHARES
                                  SEPTEMBER 30, 2007       ADDITIONS       REDUCTIONS   DECEMBER 31, 2007
----------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money
   Market Fund, Cl. E                  1,166,273,150   2,580,964,729    2,858,477,989         888,759,890

                                                                                                 DIVIDEND
                                                                                VALUE              INCOME
----------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money
   Market Fund, Cl. E                                                  $  888,759,890   $       6,650,989

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                             VALUE   PERCENT
--------------------------------------------------------------------------------
United States                                         $ 1,430,225,226      14.7%
Germany                                                   951,320,602       9.8
United Kingdom                                            802,356,447       8.3
Japan                                                     794,314,924       8.2
Italy                                                     537,632,187       5.5
France                                                    534,406,479       5.5
Brazil                                                    527,281,802       5.4
Turkey                                                    346,939,791       3.6
Canada                                                    339,692,714       3.5
Australia                                                 311,663,572       3.2
Russia                                                    300,179,928       3.1
Mexico                                                    282,438,151       2.9
Spain                                                     274,753,805       2.8
Belgium                                                   243,135,410       2.5
Peru                                                      218,583,598       2.3
Colombia                                                  208,297,130       2.1
Greece                                                    160,710,222       1.7
Nigeria                                                   146,548,472       1.5
Argentina                                                 137,661,181       1.4
Ukraine                                                   121,681,322       1.3
The Netherlands                                           102,144,710       1.1
Philippines                                                96,404,949       1.0
Indonesia                                                  75,610,935       0.8
Dominican Republic                                         73,447,916       0.8
Austria                                                    71,570,099       0.7
Egypt                                                      65,526,474       0.7
Kazakhstan                                                 60,449,752       0.6
Uruguay                                                    57,295,071       0.6
Denmark                                                    56,968,829       0.6
Malaysia                                                   50,873,949       0.5
Romania                                                    49,345,701       0.5
Panama                                                     46,780,991       0.5
Supranational                                              35,256,503       0.4
Poland                                                     34,783,062       0.4
Ghana                                                      30,531,673       0.3
Israel                                                     30,069,446       0.3
India                                                      29,694,558       0.3


                    13 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Vietnam                                                    17,767,683       0.2
Ireland                                                    12,073,777       0.1
El Salvador                                                10,339,575       0.1
Zambia                                                      9,779,972       0.1
Trinidad & Tobago                                           4,725,699       0.1
Guatemala                                                   4,479,525       0.0
Swaziland                                                   3,804,570       0.0
Costa Rica                                                  3,560,944       0.0
Bulgaria                                                    3,432,450       0.0
                                                      --------------------------
Total                                                 $ 9,706,541,776     100.0%
                                                      ==========================

--------------------------------------------------------------------------------
FOREIGN CURRENCY EXCHANGE CONTRACTS ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                      CONTRACT
                                                        AMOUNT            EXPIRATION                      UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                    BUY/SELL        (000s)                 DATES            VALUE   APPRECIATION   DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
Argentine Peso (ARP)                         Buy       296,200 ARP   1/22/08-1/24/08   $   93,790,781   $         --   $    437,504
Australian Dollar (AUD)                     Sell       199,012 AUD    1/8/08-4/10/08      173,539,079      3,167,660        704,603
Brazilian Real (BRR)                         Buy       330,736 BRR     2/6/08-1/5/10      180,822,879     17,786,033             --
British Pound Sterling (GBP)                 Buy         1,495 GBP            1/2/08        2,969,519             --          9,119
British Pound Sterling (GBP)                Sell       162,645 GBP    1/2/08-5/14/08      322,324,302      9,703,977             --
Canadian Dollar (CAD)                       Sell       332,925 CAD    1/8/08-4/10/08      335,228,150      6,677,035      1,346,614
Chilean Peso (CLP)                           Buy    16,861,000 CLP           1/16/08       33,842,708             --        303,724
Chinese Renminbi (Yuan) (CNY)               Sell       632,000 CNY           1/11/08       86,649,901             --        622,541
Colombian Peso (COP)                        Sell   195,451,000 COP     2/6/08-3/4/08       96,086,740             --        960,284
Czech Koruna (CZK)                           Buy     1,673,400 CZK           1/30/08       92,127,285      2,357,983             --
Dominican Republic Peso (DOP)                Buy       107,721 DOP            1/8/08        3,244,614         48,140             --
Euro (EUR)                                   Buy       924,590 EUR    1/2/08-5/14/08    1,350,371,052     28,229,991        131,717
Euro (EUR)                                  Sell       728,090 EUR    1/2/08-4/29/08    1,063,341,051      4,300,922     18,915,772
Hungarian Forint (HUF)                       Buy    21,761,000 HUF   1/30/08-1/31/08      125,239,089      1,086,517             --
Indian Rupee (INR)                           Buy        15,126 INR            1/2/08          383,631            583             --
Indonesia Rupiah (IDR)                       Buy   659,110,000 IDR   1/31/08-2/29/08       70,118,089        179,422        704,726
Israeli Shekel (ILS)                         Buy       311,610 ILS    1/30/08-5/2/08       80,722,936      2,029,367             --
Japanese Yen (JPY)                           Buy   156,176,000 JPY           4/10/08    1,415,382,951     43,971,774      1,178,004
Japanese Yen (JPY)                          Sell    35,397,000 JPY    1/8/08-5/14/08      318,815,659      1,398,564      5,749,935
Malaysian Ringgit (MYR)                      Buy       541,505 MYR   1/30/08-4/10/08      164,855,297      1,149,927             --
Mexican Nuevo Peso (MXN)                     Buy       957,380 MXN    2/25/08-3/7/08       87,390,070        583,283         57,131
New Taiwan Dollar (TWD)                     Sell     3,054,000 TWD           1/17/08       94,170,557        497,763             --
New Turkish Lira (TRY)                       Buy       113,075 TRY   1/17/08-1/28/08       95,927,377      2,061,791             --
New Zealand Dollar (NZD)                     Buy       231,260 NZD   1/17/08-5/14/08      175,719,617      2,007,824      1,691,173
New Zealand Dollar (NZD)                    Sell       135,960 NZD    1/8/08-4/10/08      103,403,846        147,248        587,011
Norwegian Krone (NOK)                        Buy       305,380 NOK           5/14/08       55,956,701             --         45,089
Norwegian Krone (NOK)                       Sell       305,380 NOK           4/10/08       56,029,134             --        716,992
Peruvian New Sol (PEN)                       Buy       241,610 PEN           1/22/08       80,827,900             --        718,128
Philippines Peso (PHP)                       Buy     5,373,000 PHP   1/30/08-2/29/08      130,287,773      6,425,050             --
Polish Zloty (PLZ)                           Buy       307,200 PLZ   1/30/08-4/10/08      124,249,133      1,250,415      1,030,301
Singapore Dollar (SGD)                       Buy        34,150 SGD            2/5/08       23,756,036         86,387             --
Singapore Dollar (SGD)                      Sell       142,350 SGD           2/11/08       99,056,470             --        305,170
Slovak Koruna (SKK)                          Buy     1,619,150 SKK           1/30/08       70,383,443         89,383             --


                    14 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

South African Rand (ZAR)                     Buy     1,140,720 ZAR   1/18/08-2/29/08      165,717,699      3,510,556             --
South Korean Won (KRW)                       Buy   157,316,000 KRW   1/30/08-4/30/08      169,375,341             --      3,669,570
South Korean Won (KRW)                      Sell    91,320,000 KRW           2/11/08       98,260,229             --        544,751
Swedish Krona (SEK)                          Buy       769,590 SEK           4/10/08      119,096,901        514,784        499,727
Swedish Krona (SEK)                         Sell       294,070 SEK           5/14/08       45,502,303        501,483             --
Swiss Franc (CHF)                            Buy       103,975 CHF    4/7/08-4/10/08       92,255,694      1,513,527        232,117
Swiss Franc (CHF)                           Sell        51,149 CHF    1/8/08-2/29/08       45,168,177         67,109        634,812
                                                                                                        ----------------------------
Total unrealized appreciation and depreciation                                                          $141,344,498   $ 41,796,515
                                                                                                        ============================

--------------------------------------------------------------------------------
FUTURES CONTRACTS ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                                          UNREALIZED
                                                             NUMBER OF  EXPIRATION                     APPRECIATION/
CONTRACT DESCRIPTION                               BUY/SELL  CONTRACTS        DATE          VALUE     (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
Amsterdam Exchange Index                                Buy         66     1/18/08  $   9,959,249  $         232,846
Australia (Commonwealth of) Bonds, 10 yr.              Sell        686     3/17/08     58,739,282            175,505
CAC 40 10 Index                                        Sell        469     1/18/08     38,472,632           (513,818)
Canada (Government of) Bonds, 10 yr.                    Buy        742     3/19/08     85,802,616           (158,884)
DAX Index                                               Buy         34     3/20/08     10,103,863            268,704
DAX Index                                              Sell        231     3/20/08     68,646,835         (1,825,883)
Euro-Bundesobligation, 5 yr.                            Buy      4,195      3/6/08    660,873,717         (9,839,605)
Euro-Bundesobligation, 10 yr.                           Buy      2,943      3/6/08    485,842,346        (11,185,882)
Euro-Bundesobligation, 10 yr.                          Sell      3,093      3/6/08    510,604,953           (244,737)
Euro-Schatz                                             Buy     12,288      3/6/08  1,853,603,305        (12,254,149)
FTSE 100 Index                                         Sell        474     3/20/08     60,774,226         (1,071,429)
Japan (Government of) Bonds, 10 yr.                     Buy        729     3/11/08    894,158,956          3,644,630
Mexican Bolsa Index                                    Sell        380     3/19/08     10,393,621             77,021
Nikkei 225 Index                                       Sell        528     3/13/08     72,189,349          2,266,219
OMXS30 Index                                           Sell      1,925     1/25/08     32,269,931           (526,829)
Standard & Poor's 500 E-Mini                            Buy        467     3/20/08     34,492,620            (25,138)
Standard & Poor's 500 E-Mini                           Sell        124     3/20/08      9,158,640              6,510
Standard & Poor's/MIB Index, 10 yr.                     Buy         33     3/20/08      9,373,099             48,433
Standard & Poor's/Toronto Stock Exchange 60 Index       Buy        200     3/19/08     32,743,007            469,745
U.S. Long Bonds                                         Buy      1,894     3/19/08    220,414,250         (2,232,189)
U.S. Treasury Nts., 5 yr.                               Buy      2,931     3/31/08    323,234,344            525,957
U.S. Treasury Nts., 5 yr.                              Sell      1,552     3/31/08    171,156,500            516,728
U.S. Treasury Nts., 10 yr.                              Buy        512     3/19/08     58,056,000            304,000
U.S. Treasury Nts., 10 yr.                             Sell      3,752     3/19/08    425,441,625         (2,767,048)
                                                                                                   ------------------
                                                                                                   $     (34,109,293)
                                                                                                   ==================

--------------------------------------------------------------------------------
WRITTEN OPTIONS ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                  NUMBER OF   EXERCISE  EXPIRATION
DESCRIPTION                            TYPE       CONTRACTS      PRICE        DATE        PREMIUM      VALUE
-------------------------------------------------------------------------------------------------------------
British Pound Sterling (GBP)           Call       1,325,000  $    1.99      1/4/08  $      12,120  $  12,311
British Pound Sterling (GBP)           Call       1,495,000       1.98      1/2/08         12,822      8,894
British Pound Sterling (GBP)           Call       1,495,000       1.99      1/3/08         11,757      6,084
British Pound Sterling (GBP)           Call       1,550,000       2.01      1/7/08         14,885      3,348
British Pound Sterling (GBP)            Put       1,325,000       1.99      1/4/08         12,120     12,311


                    15 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

British Pound Sterling (GBP)            Put       1,495,000       1.98      1/2/08         13,341      9,783
British Pound Sterling (GBP)            Put       1,495,000       1.99      1/3/08         11,757     19,209
British Pound Sterling (GBP)            Put       1,550,000       2.01      1/7/08         15,196     44,841
Euro (EUR)                             Call       6,040,000       1.47      1/4/08         41,466     20,385
Euro (EUR)                             Call       6,040,000       1.47      1/7/08         41,773     41,773
Euro (EUR)                              Put       6,040,000       1.47      1/4/08         41,688     70,819
Euro (EUR)                              Put       6,040,000       1.47      1/7/08         41,773     41,773
Japanese Yen (JPY)                     Call  28,156,000,000     102.90     2/12/08      3,256,135    207,510
                                                                                    -------------------------
                                                                                    $   3,526,833  $ 499,041
                                                                                    =========================

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                    BUY/SELL   NOTIONAL
                                                      CREDIT     AMOUNT   PAY/RECEIVE   TERMINATION           PREMIUM
SWAP COUNTERPARTY         REFERENCE ENTITY        PROTECTION     (000s)    FIXED RATE          DATE   PAID/(RECEIVED)         VALUE
------------------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc:
                          Republic of Turkey            Sell   $  6,025         1.620%      4/20/12   $            --   $    54,777
                          Russian Federation            Sell      5,000         0.990      12/20/12                --        35,275
------------------------------------------------------------------------------------------------------------------------------------
Citibank NA, New York:
                          Pakistan                      Sell      3,010         5.100       1/20/13                --            --
                          Republic of Hungary            Buy      7,535         0.400      12/20/15                --       114,769
                          Republic of Indonesia         Sell      2,990         2.100       9/20/12                --        78,741
                          Republic of Turkey            Sell      4,520         2.470       4/20/17                --        51,457
                          Ukraine                       Sell      2,500         2.320       8/20/12                --        25,734
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse
International             NJSC Naftogaz                 Sell      5,000         3.250       4/20/11                --      (670,714)
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG          Republic of Peru              Sell      1,200         1.320       4/20/17                --       (12,091)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets LP        Russian Federation            Sell      5,000         0.995      12/20/12                --        32,769
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch
International:
                          Republic of Indonesia         Sell      5,000         1.670       9/20/12                --        45,720
                          Republic of Turkey            Sell      3,070         2.470       4/20/17                --        36,671
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.:
                          Istanbul Bond Co. SA
                          for Finansbank                Sell     17,390         1.300       3/24/13                --       (18,749)
                          Republic of Indonesia         Sell      6,000         2.230       9/20/12                --       196,965
                          Republic of Peru              Sell      4,960         1.040       6/20/17                --      (146,326)
                          Republic of Turkey            Sell      6,150         1.600       4/20/12                --        44,519
                          Republic of Turkey            Sell      5,150         2.750      11/20/16                --       175,694
------------------------------------------------------------------------------------------------------------------------------------
                          Republic of The
UBS AG                    Philippines                   Sell      5,945         1.450       6/20/17                --      (243,516)
                                                                                                      ------------------------------
                                                                                                      $            --   $  (198,305)
                                                                                                      ==============================


                    16 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTEREST RATE SWAP CONTRACTS ARE AS FOLLOWS:
--------------------------------------------------------------------------------

SWAP                                             NOTIONAL                    PAID BY     RECEIVED BY   TERMINATION
COUNTERPARTY                                       AMOUNT                   THE FUND        THE FUND          DATE           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Banco Santander Central Hispano SA:
                                                                      Six-Month Tasa
                                                                      Nominal Annual
                                           $5,126,000,000 CLP            (TNA-Chile)            6.60%      8/21/17   $     103,128
                                               27,880,000 BRR                   BZDI           14.00        1/3/12         515,565
-----------------------------------------------------------------------------------------------------------------------------------
                                                                           Six-Month
Barclays Bank plc                             492,450,000 NOK              NOK NIBOR            5.54       11/5/17         (69,829)
-----------------------------------------------------------------------------------------------------------------------------------
Citibank NA, London:
                                                                           Six-Month
                                               16,830,000 PLZ                  WIBOR            5.52       3/24/10          43,868

                                                                           Six-Month
                                               26,928,000 PLZ                  WIBOR            5.55       3/25/10          74,500
-----------------------------------------------------------------------------------------------------------------------------------
Citibank NA, New York:
                                              489,400,000 TWD                   2.32%   TWD-Telerate       6/27/11          82,572

                                                                                         Three-Month
                                            2,963,000,000 TWD                   2.94             TWD       11/6/17      (1,861,509)

                                                                      Six-Month Tasa
                                                                      Nominal Annual
                                            4,101,000,000 CLP                  (TNA)            6.53       8/25/17          48,226
-----------------------------------------------------------------------------------------------------------------------------------
                                                                           Six-Month
Credit Suisse First Boston, Inc.               46,785,000 PLZ                  WIBOR            4.48        7/1/10        (766,415)
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse International:
                                              133,400,000 MXN               MXN TIIE            8.30      12/17/26        (558,398)

                                                                      Six-Month Tasa
                                                                      Nominal Annual
                                            4,101,000,000 CLP            (TNA-Chile)            6.58       8/21/17          67,574

                                                                                         Three-Month
                                                                                           ZAR-JIBAR
                                              213,100,000 ZAR                  10.64           SAFEX       11/7/08          34,070
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                                                                                          INR MIBOR-
                                              490,200,000 INR                  7.175    OIS Compound       6/27/11          (1,613)

                                                                         Three-Month
                                              119,100,000 NZD            NZD BBR FRA            7.82       11/5/17        (438,074)

                                                                                           Six-Month
                                            2,387,000,000 HUF                   8.44           BUBOR        7/4/11        (536,522)

                                                                         Three-Month
                                              578,290,000 SEK             SEK-STIBOR          4.7875      11/14/17        (845,436)


                    17 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                           Six-Month
                                           15,892,000,000 HUF                   6.57       HUF-BUBOR       11/6/17       1,981,722
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)               289,270,000 MXN               MXN TIIE            9.84      12/31/09         807,165
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                CNY-
Goldman Sachs International                   107,900,000 CNY                   4.00   CFXSREPOFIX01       2/16/17         578,232
-----------------------------------------------------------------------------------------------------------------------------------
J Aron & Co.:
                                               46,300,000 BRR                   BZDI           10.67        1/2/12      (1,471,041)
                                              140,720,000 MXN               MXN TIIE            9.15       8/27/26         465,720
                                               60,800,000 MXN               MXN TIIE            9.33       9/16/26         295,170
                                               53,700,000 BRR                   BZDI           12.92        1/2/14          43,078
                                               26,730,000 BRR                   BZDI           12.87        1/2/14          (1,918)
                                               53,240,000 BRR                   BZDI           12.71        1/4/10         115,683
                                              110,230,000 BRR                   BZDI           12.61        1/4/10         105,976
                                               99,100,000 BRR                   BZDI           12.26        1/2/15      (1,188,116)
                                               45,260,000 BRR                   BZDI           12.29        1/2/15        (517,614)
                                               27,880,000 BRR                   BZDI           14.05        1/2/12         557,162
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank NA                         34,270,000 BRR                   BZDI           13.91        1/2/12         560,463
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.:
                                                                           Six-Month
                                               55,540,000 PLZ                  WIBOR            4.53        7/5/10        (418,525)

                                                                The greater of 0 and
                                                                     8* (-0.0031375-
                                                                 (10 yr. CMS Index +
                                                                  2 yr. CMS  Index))
                                              131,690,000                  quarterly   $   3,950,700        2/5/17        (311,377)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           Six-Month
Morgan Stanley Capital Services, Inc.         122,500,000 EUR                  4.713         EURIBOR       8/22/17         (20,578)
-----------------------------------------------------------------------------------------------------------------------------------
UBS AG                                        100,000,000 BRR                   BZDI           10.67        1/2/12      (3,192,706)
-----------------------------------------------------------------------------------------------------------------------------------
Westpac Banking Corp.:
                                                                      Six-Month EUR-
                                              274,430,000 EUR       EURIBOR-Telerate            4.24      11/29/10      (1,028,454)

                                                                                         Three-Month
                                              178,200,000 NZD                   7.97     NZD-BBR-FRA      11/29/10         157,343

                                                                                         Three-Month
                                              177,710,000 NZD                   7.84     NZD-BBR-FRA      10/13/10         357,411

                                                                                         Three-Month
                                              177,710,000 NZD                 7.9075     NZD-BBR-FRA      10/19/10         275,794
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  (5,957,703)
                                                                                                                     ==============


                    18 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

BRR                 Brazilian Real
CLP                 Chilean Peso
CNY                 Chinese Renminbi (Yuan)
EUR                 Euro
HUF                 Hungarian Forint
INR                 Indian Rupee
MXN                 Mexican Nuevo Peso
NOK                 Norwegian Krone
NZD                 New Zealand Dollar
PLZ                 Polish Zloty
SEK                 Swedish Krona
TWD                 New Taiwan Dollar
ZAR                 South African Rand

Index abbreviations are as follows:

BUBOR               Budapest Interbank Offered Rate
BZDI                Brazil Interbank Deposit Rate
CMS                 Constant Maturity Swap
CNY-CFXSREPOFIX01   Chinese Renminbi 7 Days Repurchase Fixing Rates
EURIBOR             Euro Interbank Offered Rate
HUF                 Hungarian Forint
MXN TIIE            Mexican Peso-Interbank Equilibrium Interest Rate
MIBOR-OIS           Mid Market Interest Rate for French Franc/Austrian Schilling
                    and India Swap Composites-Overnight Indexed Swap
NIBOR               Norwegian Interbank Offered Rate
NZD-BBR-FRA         New Zealand Dollar-Bank Bill Rate-Forward Rate Agreement
STIBOR              Stockholm Interbank Offered Rate
TWD                 New Taiwan Dollar
WIBOR               Poland Warsaw Interbank Offer Bid Rate
ZAR-JIBAR-SAFEX     South African Rand-Johannesburg Interbank Agreed Rate-South
                    African Futures Exchange

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                            NOTIONAL                                                                 TERMINATION
SWAP COUNTERPARTY             AMOUNT                    PAID BY THE FUND      RECEIVED BY THE FUND          DATE          VALUE
--------------------------------------------------------------------------------------------------------------------------------
Citibank NA, New
York:
                                                    Twelve-Month JPY BBA
                                              LIBOR plus 40 basis points
                                                    and if negative, the
                                             absolute value of the Total    If positive, the Total
                                               Return of a custom basket        Return of a custom
                       6,482,965,082   JPY                 of securities      basket of securities        4/8/08   $ (2,489,136)

                                                    Twelve-Month GBP BBA
                                              LIBOR plus 35 basis points
                                                    and if negative, the
                                             absolute value of the Total    If positive, the Total
                                               Return of a custom basket        Return of a custom
                          27,929,408   GBP                 of securities      basket of securities        5/7/08      1,228,411
--------------------------------------------------------------------------------------------------------------------------------


                    19 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                          16,760,000             Six-Month USD BBA LIBOR            5.46 times UDI       5/13/15      3,928,382

                          11,050,000                 Six-Month USD LIBOR            5.25 times UDI       6/23/15      2,206,617
--------------------------------------------------------------------------------------------------------------------------------

                                                           One-Month BBA
                                                   EURIBOR plus 10 basis
                                                           points and if
                                                           negative, the
                                                   absolute value of the          If positive, the
Deutsche Bank AG,                                      Total Return of a         Total Return of a
London                    26,428,919   EUR          custom equity basket      custom equity basket       10/7/08        546,880
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The):
                          11,580,000                 Six-Month BBA LIBOR            5.10 times UDI       1/14/15      2,734,935

                          11,580,000                 Six-Month BBA LIBOR            5.08 times UDI       1/20/15      2,968,657
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
International:
                                                       One-Month USD BBA
                                                            LIBOR and if
                                                           negative, the          If positive, the
                                                   absolute value of the       Total Return of the
                                                        MSCI Daily Total          MSCI Daily Total
                                                      Return New Belgium        Return New Belgium
                           7,930,842                    USD Market Index          USD Market Index       10/8/08       (104,667)

                                                       One-Month USD BBA
                                                            LIBOR and if
                                                           negative, the          If positive, the
                                                   absolute value of the       Total Return of the
                                                        MSCI Daily Total          MSCI Daily Total
                                                      Return New Belgium        Return New Belgium
                           1,489,014                    USD Market Index          USD Market Index       10/8/08        (20,491)

                                                       One-Month USD BBA
                                                            LIBOR and if
                                                           negative, the          If positive, the
                                                   absolute value of the       Total Return of the
                                                        MSCI Daily Total          MSCI Daily Total
                                                      Return New Belgium        Return New Belgium
                           1,037,320                    USD Market Index          USD Market Index       10/8/08        (14,447)

                                                        If negative, the
                                                   absolute value of the          If positive, the
                                                     Total Return of the       Total Return of the
                          17,645,732   BRR           BOVESPA 02/08 Index       BOVESPA 02/08 Index       2/14/08       (303,280)

                                                                                  If negative, the
                                                        If positive, the     absolute value of the
                                                     Total Return of the       Total Return of the
                                                        INDF/S&P CNX NSE          INDF/S&P CNX NSE
                                                       NIFTY Index 01/08         NIFTY Index 01/08
                        (396,856,250)  INR                        Future                    Future        2/7/08       (479,514)

                                                                                  If negative, the
                                                        If positive, the     absolute value of the
                                                     Total Return of the       Total Return of the
                         (10,448,080)  CHF                EURX SMI Index            EURX SMI Index       3/25/08         85,618
--------------------------------------------------------------------------------------------------------------------------------


                    20 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch
Capital Services,
Inc.:
                                                                                      The Constant
                                                                             Maturity Option Price
                         134,690,000                                5.33%        divided by 10,000       8/13/17     (2,595,478)

                                                                                      The Constant
                                                                             Maturity Option Price
                         248,000,000                                4.66         divided by 10,000       6/11/17      5,962,929
--------------------------------------------------------------------------------------------------------------------------------

                                                       One-Month EUR BBA
                                                     LIBOR plus 30 basis
                                                           points and if
                                                           negative, the
                                                   absolute value of the          If positive, the
                                                       Total Return of a         Total Return of a
Morgan Stanley                                          custom basket of          custom basket of
International             26,615,800   EUR                    securities                securities       10/7/08     (1,263,299)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $ 12,392,117
                                                                                                                   =============

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

BRR                 Brazilian Real
CHF                 Swiss Franc
EUR                 Euro
GBP                 British Pound Sterling
INR                 Indian Rupee
JPY                 Japanese Yen

Index abbreviations are as follows:

BBA                 British Bankers' Association
BBA LIBOR           British Bankers' Association London-Interbank Offered Rate
BOVESPA             Sao Paulo Stock Exchange
EURIBOR             Euro Interbank Offered Rate
EURX                European Stock Exchange
INDF/S&P CNX NSE    Indian S&P National Stock Exchange Nifty Index
LIBOR               London-Interbank Offered Rate
MSCI                Morgan Stanley Capital International
SMI                 Swiss Market Index

--------------------------------------------------------------------------------
CURRENCY SWAPS ARE AS FOLLOWS:
--------------------------------------------------------------------------------

SWAP                               NOTIONAL                  PAID BY   RECEIVED BY   TERMINATION
COUNTERPARTY                         AMOUNT                 THE FUND      THE FUND          DATE          VALUE
----------------------------------------------------------------------------------------------------------------
Credit Suisse International:
                                                     Three Month USD
                                 18,590,000   TRY          BBA LIBOR         16.75%      2/26/12   $  4,627,998

                                                     Three-Month USD
                                  7,370,000   TRY          BBA LIBOR         17.25        2/7/12      2,048,351

                                                     Three-Month USD
                                 11,105,000   TRY          BBA LIBOR         17.30        2/9/12      3,080,932
----------------------------------------------------------------------------------------------------------------
                                                     Three-Month BBA
Merrill Lynch International       3,840,000   TRY              LIBOR         17.10        2/6/12      1,228,656
                                                                                                   -------------
                                                                                                   $ 10,985,937
                                                                                                   =============


                    21 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currency:

TRY                 New Turkish Lira

Index abbreviation is as follows:

BBA LIBOR           British Bankers' Association London-Interbank Offered Rate

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ (R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.


                    22 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

As of December 31, 2007, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

          ------------------------------------------------------------
                                       WHEN-ISSUED OR DELAYED DELIVERY
                                       BASIS TRANSACTIONS
          ------------------------------------------------------------
          Purchased securities                            $ 48,274,614
          ------------------------------------------------------------
          Sold securities                                   39,372,432
          ------------------------------------------------------------

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Foreign currency exchange contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.


                    23 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures), debt securities (interest rate futures) and various commodities (commodity index futures). The Fund may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Written option activity for the year ended December 31, 2007 was as follows:


                    24 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                     CALL OPTIONS                     PUT OPTIONS
                            -----------------------------   ------------------------------
                                 NUMBER OF      AMOUNT OF        NUMBER OF      AMOUNT OF
                                 CONTRACTS       PREMIUMS        CONTRACTS       PREMIUMS
------------------------------------------------------------------------------------------
Options outstanding as of
September 30, 2007              15,320,000   $     96,794       15,320,000   $     96,917
Options written             45,582,300,000      7,569,510   17,426,300,000      4,306,712
Options closed or expired   (9,076,795,000)    (2,025,429)  (8,346,880,000)    (2,245,315)
Options exercised           (8,346,880,000)    (2,249,917)  (9,076,795,000)    (2,022,439)
                            --------------------------------------------------------------
Options outstanding as of
December 31, 2007           28,173,945,000   $  3,390,958       17,945,000   $    135,875
                            ==============================================================

SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the reference asset. If there is an illiquid market for the agreement, the Fund may be unable to close the contract prior to contract termination.

CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps on a single security, or a basket of securities.

In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events.

INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic interest payments on the notional amount of the contract. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate.

Interest rate swap agreements include interest rate risk. There is a risk, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received.

TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange a set of future cash flows on the notional amount of the contract. One cash flow is typically based on a reference interest rate or index and the other on the total return of a


                    25 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

CURRENCY SWAPS. A currency swap is an agreement between counterparties to exchange different currencies equivalent to the notional value at contract inception and reverse the exchange of the same notional values of those currencies at contract termination. The contract may also include periodic exchanges of cash flows based on a specified index or interest rate.

Currency swap agreements include exchange rate risk. Due to the exchange of currency at contract termination, changes in currency exchange rates may result in the Fund paying an amount greater than the amount received. There is a risk, based on movements of interest rates or indexes that the periodic payments made by the Fund will be greater than the payments received.

ILLIQUID SECURITIES

As of December 31, 2007, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

LOAN COMMITMENTS

Pursuant to the terms of certain indenture agreements, the Fund has unfunded loan commitments of $24,636,364 at December 31, 2007. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the amount of unfunded loan commitments. The following commitments are subject to funding based on the borrower's discretion. The Fund is obligated to fund these commitments at the time of the request by the borrower. These commitments have been excluded from the Statement of Investments.

                                                     COMMITMENT
                                                    TERMINATION       UNFUNDED
                                                           DATE         AMOUNT
-------------------------------------------------------------------------------

Deutsche Bank AG, Opic Reforma Credit Linked Nts.      10/20/13   $ 24,636,364

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $  9,193,477,361
Federal tax cost of other investments                    3,256,508,617
                                                      -----------------
Total federal tax cost                                $ 12,449,985,978
                                                      =================

Gross unrealized appreciation                         $    616,528,559
Gross unrealized depreciation                             (117,349,277)
                                                      -----------------
Net unrealized appreciation                           $    499,179,282
                                                      =================


                    26 | OPPENHEIMER INTERNATIONAL BOND FUND


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2007, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Bond Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/07/2008